MFS(R) VARIABLE INSURANCE TRUST II (Formerly, MFS(R)/Sun Life Series Trust):

                      MFS(R) Capital Appreciation Portfolio

              MFS(R) Massachusetts Investors Growth Stock Portfolio

                        MFS(R) Strategic Value Portfolio

                         MFS(R) Mid Cap Growth Portfolio

                         MFS(R) Mid Cap Value Portfolio

                          MFS(R) Total Return Portfolio

                    MFS(R) Blended Research Growth Portfolio

                      MFS(R) International Value Portfolio


          Supplement to the Current Statement of Additional Information

Effective immediately, the sub-section entitled "Other Accounts", under Appendix D entitled "Portfolio Manager(s)" for the MFS Capital Appreciation Portfolio, MFS Massachusetts Investors Growth Stock Portfolio, MFS Strategic Value Portfolio, MFS Mid Cap Growth Portfolio, MFS Mid Cap Value Portfolio, MFS Total Return Portfolio, MFS Blended Research Growth Portfolio, and MFS International Value Portfolio is hereby restated as follows:

Other Accounts. In addition to the Fund, each Fund's portfolio manager is responsible (either individually or jointly) for the day-to-day management of certain other accounts, the number and total assets of which, as of December 31, 2008 were as follows:

-------------------- --------------- ------------------------------- -------------------------------- ------------------------------
                       Portfolio         Registered Investment           Other Pooled Investment
       Fund             Manager                Companies                        Vehicles                         Other Accounts
-------------------- --------------- ------------------------------- -------------------------------- ------------------------------
-------------------- --------------- -------------- ---------------- ---------------- --------------- ---------------- -------------
                                       Number of         Total          Number of         Total          Number of        Total
                                       Accounts*        Assets*         Accounts          Assets         Accounts         Assets
-------------------- --------------- -------------- ---------------- ---------------- --------------- ---------------- -------------
-------------------- --------------- -------------- ---------------- ---------------- --------------- ---------------- -------------
MFS Capital          Jeffrey C.           13         $3.6 billion           2         $175.0 million         3        $238.1 million
Appreciation
Portfolio            Constantino
-------------------- --------------- -------------- ---------------- ---------------- --------------- ---------------- -------------
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
-------------------- --------------- -------------- ---------------- ---------------- --------------- ---------------- -------------
MFS Massachusetts    Jeffrey C.           13         $3.6 billion           2         $175.0 million         3        $238.1 million
Investors Growth
Stock Portfolio      Constantino
-------------------- --------------- -------------- ---------------- ---------------- --------------- ---------------- -------------
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
-------------------- --------------- -------------- ---------------- ---------------- --------------- ---------------- -------------
MFS Strategic        Brooks A.            13         $14.6 billion          0              N/A               0             N/A
Value Portfolio      Taylor
-------------------- --------------- -------------- ---------------- ---------------- --------------- ---------------- -------------
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
-------------------- --------------- -------------- ---------------- ---------------- --------------- ---------------- -------------
MFS Mid Cap Growth   Eric B.              11         $3.1 billion           1         $128.2 million         1           $710,254
Portfolio            Fischman
-------------------- --------------- -------------- ---------------- ---------------- --------------- ---------------- -------------
-------------------- --------------- -------------- ---------------- ---------------- --------------- ---------------- -------------
                     David C.              3        $745.7 million          1         $128.2 million         0             N/A
                     DeGroff
-------------------- --------------- -------------- ---------------- ---------------- --------------- ---------------- -------------
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
-------------------- --------------- -------------- ---------------- ---------------- --------------- ---------------- -------------
MFS Mid Cap Value    Brooks A.            13         $14.6 billion          0              N/A               0             N/A
Portfolio            Taylor
-------------------- --------------- -------------- ---------------- ---------------- --------------- ---------------- -------------
-------------------- --------------- -------------- ---------------- ---------------- --------------- ---------------- -------------
                     Kevin J.              4        $769.4 million          0              N/A               0             N/A
                     Schmitz
-------------------- --------------- -------------- ---------------- ---------------- --------------- ---------------- -------------
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
-------------------- --------------- -------------- ---------------- ---------------- --------------- ---------------- -------------
MFS Total Return     Nevin P.             20         $25.3 billion          4          $1.5 billion         27         $6.3 billion
Portfolio            Chitkara
-------------------- --------------- -------------- ---------------- ---------------- --------------- ---------------- -------------
-------------------- --------------- -------------- ---------------- ---------------- --------------- ---------------- -------------
                     William P.            7         $13.5 billion          0              N/A               0             N/A
                     Douglas
-------------------- --------------- -------------- ---------------- ---------------- --------------- ---------------- -------------
-------------------- --------------- -------------- ---------------- ---------------- --------------- ---------------- -------------
                     Steven R.            20         $25.3 billion          4          $1.5 billion         27         $6.4 billion
                     Gorham
-------------------- --------------- -------------- ---------------- ---------------- --------------- ---------------- -------------
-------------------- --------------- -------------- ---------------- ---------------- --------------- ---------------- -------------
                     Richard O.           11         $15.4 billion          0              N/A               1        $36.4 million
                     Hawkins
-------------------- --------------- -------------- ---------------- ---------------- --------------- ---------------- -------------
-------------------- --------------- -------------- ---------------- ---------------- --------------- ---------------- -------------
                     Joshua P.             4         $10.6 billion          0              N/A              19         $3.8 billion
                     Marston
-------------------- --------------- -------------- ---------------- ---------------- --------------- ---------------- -------------
-------------------- --------------- -------------- ---------------- ---------------- --------------- ---------------- -------------
                     Michael W.           10         $15.8 billion          1         $82.7 million          3         $29.0 million
                     Roberge
-------------------- --------------- -------------- ---------------- ---------------- --------------- ---------------- -------------
-------------------- --------------- -------------- ---------------- ---------------- --------------- ---------------- -------------
                     Brooks A.            13         $14.6 billion          0              N/A               0             N/A
                     Taylor
-------------------- --------------- -------------- ---------------- ---------------- --------------- ---------------- -------------
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
-------------------- --------------- -------------- ---------------- ---------------- --------------- ---------------- -------------
MFS Blended          Matthew W.            4        $730.8 million          0              N/A               3         $9.2 million
Research Growth
Portfolio            Krummell
-------------------- --------------- -------------- ---------------- ---------------- --------------- ---------------- -------------
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
-------------------- --------------- -------------- ---------------- ---------------- --------------- ---------------- -------------
MFS International    Barnaby Wiener        5         $1.8 billion           4          $1.3 million          3        $69.0 million
Value Portfolio
-------------------- --------------- -------------- ---------------- ---------------- --------------- ---------------- -------------
-------------------- --------------- -------------- ---------------- ---------------- --------------- ---------------- -------------
                     Benjamin Stone        1        $237.4 million          1         $263.2 million         0             N/A
-------------------- --------------- -------------- ---------------- ---------------- --------------- ---------------- -------------

 ----------------

*  Includes the Fund.

Advisory fees are not based upon performance of any of the accounts identified in the table above.


                The date of this Supplement is February 1, 2009.